Advanced Series Trust

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

February 12, 2013

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn: Allison White

Re:	Definitive Proxy Materials
AST Moderate Asset Allocation Portfolio of Advanced Series Trust

Ladies and Gentlemen:

On behalf of the Advanced Series Trust we are hereby filing in accordance with Rule 14a-6 under the Securities Exchange Act of 1934 definitive proxy materials in connection with special meetings of shareholders scheduled for March 22, 2013. These materials include the Notice of Meeting, the proxy statement (the Proxy Statement), and the voting instruction card.

This filing is intended to respond to telephonic comments received from Allison White of the Commission Staff with respect to the Registrant’s preliminary proxy statement that was filed with the Commission on February 1, 2013 (the Preliminary Proxy Statement) and to make certain non-material changes. The Proxy Statement has been tagged to indicate changes from the Preliminary Proxy Statement. The comments of the Commission Staff, and our responses thereto, are set out below.

1.        Comment:  Please provide the information required by Item 6(d) of Schedule 14A.

           Response:  The requested information has been added in Exhibit C.

2.        Comment:  Please confirm that the Registrant will obtain new series and class identifiers for the portfolio if and when the portfolio’s name is changed.

           Response:  Confirmed. The Registrant will obtain new series and class identifiers for the portfolio if and when the name change contemplated in the Proxy Statement takes place.

3.        Comment:  Please confirm that the Proxy Statement that is sent to Contract owners will be printed in a legible font size.

           Response:  Confirmed. The Proxy Statement that is sent to Contract owners will utilize at least 8 point or larger font size for all non-tabular text and data.

4.        Comment:  In Question 4 of the Q&A, please confirm the accuracy of the “risk reduction” bullet point, as the new strategy will invest more in equity securities.

           Response:  The bullet point has been revised to clarify that it refers to reduction of concentration risk, not reduction of risk related to investment in equity securities.

5.        Comment:  In Question 5 of the Q&A, please clarify that after termination of the waiver, the total operating expenses for the portfolio may increase.

           Response:  The requested disclosure has been added to Question 5.

6.        Comment:  Please delete footnote “1” to the Annual Portfolio Operating Expenses table that appears in Question 5 of the Q&A, as well as on pages 6 and 7 of the Proxy Statement, as this footnote is neither required nor permitted by Form N-1A.

           Response:  The footnote has been deleted as requested. However, since the footnote discusses and discloses the current fees and expenses paid by shareholders after application of voluntary and temporary waiver arrangements, we have restructured the footnote language and included it in the explanatory discussion immediately following the table.

7.        Comment:  Please confirm that the proxy statement will not be distributed to shareholders using e-delivery, since e-delivery is not an available option for this type of proxy statement.

           Response:  Confirmed. The proxy statement will be delivered to shareholders using traditional print and mailing.

8.        Comment:  On page 8 in the section “Additional Fee Information,” please clarify how the numbers in the second line of the table with respect to “Current Portfolio (Actual)” are related to the numbers that appear in the section entitled “Current Management Agreement and Subadvisory Arrangements.” Please also consider providing only the information required by Schedule 14A or revising what appears here for clarity.

           Response:  In order to clarify for shareholders what is presented in the tables on pages 8-9, we have revised the introductory text to the tables. We have respectfully determined to retain the data and information appearing in the tables with respect to the current and proposed subadvisory fees, because the Board did consider net retained management fees as part of its overall consideration of the proposed new management fee rate for the Portfolio, and because the inclusion of the subadvisory fee information is consistent with the Portfolio’s disclosure obligations under the Registrant’s manager-of-managers exemptive order.

9.        Comment:  Please add disclosure to the Q&A stating that there will be transition expenses associated with the new investment management agreement if it is approved, including disclosure of the amount of those expenses and a statement that they will be borne by the portfolio and its shareholders.

           Response:  The requested disclosure has been added to the Q&A.

10.      Comment:  On the Voting Instruction Form, please include the internet as a voting method.

           Response:  The Voting Instruction Form has been revised as requested.

Tandy Representations

In connection with the Commission Staff’s review of the Amendment, the Registrant acknowledges that, with respect to filings made by the Registrant with the Commission and reviewed by the Staff:

a) the Registrant is responsible for the adequacy and accuracy of the disclosure in the filings;

b) Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filings; and

c) the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Should you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Commission Staff’s review, please contact me at 973-367-5401. Thank you for your assistance in this matter.

Sincerely,

/s/ Amanda S. Ryan

Amanda S. Ryan

Assistant Secretary